Chase Growth Fund
Schedule of Investments
at June 30, 2020 (Unaudited)

Shares	COMMON STOCKS - 91.7%	Value
	Asset Management - 3.5%
2,167	BlackRock, Inc.	$1,179,043
9,545	T. Rowe Price Group, Inc.	1,178,808
		2,357,851
	Biotechnology - 5.2%
2,744	Regeneron Pharmaceuticals, Inc. *	1,711,296
6,249	Vertex Pharmaceuticals, Inc. *	1,814,147
		3,525,443
	Business Services - 2.9%
5,861	MSCI, Inc.	1,956,519

	Computer Hardware - 4.8%
8,892	Apple, Inc.	3,243,802

	Computer Software - 19.5%
7,060	Adobe Systems, Inc. *	3,073,288
42,620	Clarivate Plc *+	951,705
9,685	DocuSign, Inc. *	1,667,854
7,585	EPAM Systems, Inc. *	1,911,496
7,275	Fortinet, Inc. *	998,639
22,790	Microsoft Corp.	4,637,993
		13,240,975
	Computer Software - Gaming - 1.4%
103,320	Zynga, Inc. *	985,673

	Defense - 3.3%
3,695	Lockheed Martin Corp.	1,348,379
10,965	Mercury Systems, Inc. *	862,507
		2,210,886
	Drugs - Proprietary - 2.5%
12,295	Zoetis, Inc.	1,684,907

	Engineering/Construction - 2.7%
11,195	Jacobs Engineering Group, Inc.	949,336
23,270	Quanta Services, Inc.	912,882
		1,862,218
	Finance/Banks - 1.6%
22,095	Morgan Stanley	1,067,189

	Finance/Information Services - 2.9%
9,180	Fiserv, Inc. *	896,152
5,585	Visa, Inc. - Class A	1,078,854
		1,975,006
	Food - 1.5%
32,745	Hain Celestial Group, Inc. *	1,031,795

	Health Care Benefits - 2.2%
4,975	UnitedHealth Group, Inc.	1,467,376

	Health Care Services - 1.2%
10,190	DaVita, Inc. *	806,437

	Information Services - 1.4%
7,197	Fidelity National Information Services, Inc.	965,046

	Internet Retail - 9.1%
1,174	Amazon, Inc. *	3,238,855
30,670	eBay, Inc.	1,608,641
67,320	Vipshop Holdings Ltd. - ADR*	1,340,341
		6,187,837
	Internet Software & Services - 7.2%
1,898	Alphabet, Inc. - Class A *	2,691,459
5,600	Facebook, Inc. - Class A *	1,271,592
46,840	NortonLifeLock, Inc.	928,837
		4,891,888

	Metals - Precious - 2.1%
34,485	Kirkland Lake Gold Ltd. +	1,422,161

	Package Delivery - 1.6%
28,830	ZTO Express Cayman, Inc. - ADR	1,058,349

	Railroad - 1.5%
6,745	Kansas City Southern	1,006,961

	Retail - Discount - 1.7%
6,085	Dollar General Corp.	1,159,253

	Semiconductors - 7.6%
32,055	Advanced Micro Devices, Inc. *	1,686,414
10,110	Inphi Corp. *	1,187,925
6,045	NVIDIA Corp.	2,296,556
		5,170,895
	Service Companies - 1.9%
16,189	Booz Allen Hamilton Holding Corp.	1,259,342

	Wireless Telecommunication - 2.7%
17,435	T-Mobile US, Inc. *	1,815,855

	TOTAL COMMON STOCKS (Cost $43,208,864)	62,353,664

	REIT - 1.6%
17,590	QTS Realty Trust, Inc.	1,127,343
	TOTAL REIT (Cost $1,120,705)	1,127,343

	MONEY MARKET FUND - 6.8%
4,597,901	Invesco STIT Treasury Portfolio - Institutional Class, 0.08% #	4,597,901
	TOTAL MONEY MARKET FUND (Cost $4,597,901)	4,597,901
	Total Investments in Securities (Cost $48,927,470) - 100.1%	68,078,908
	Liabilities in Excess of Other Assets - (0.1)%	(74,803)
	NET ASSETS - 100.0%	$68,004,105

ADR	American Depository Receipt
REIT	Real Estate Investment Trust
*	Non-income producing security.
+	U.S. traded security of a foreign issuer.
#	Rate shown is the 7-day annualized yield as of June 30, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chase Growth Fund
Summary of Fair Value Disclosure at June 30, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Chase Growth Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$6,764,579	$-	$-	$6,764,579
Consumer Discretionary	7,347,091	-	-	7,347,091
Consumer Staples	1,031,795	-	-	1,031,795
Financials	5,381,558	-	-	5,381,558
Health Care	7,484,163	-	-	7,484,163
Industrials	7,090,119	-	-	7,090,119
Information Technology	25,832,198	-	-	25,832,198
Materials	1,422,161	-	-	1,422,161
Total Common Stocks	62,353,664	-	-	62,353,664
REIT	1,127,343	-	-	1,127,343
Money Market Fund	4,597,901	-	-	4,597,901
Total Investments in Securities	$68,078,908	$-	$-	$68,078,908

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification. For the period ended June 30, 2020, the Fund did not recognize any transfers to or from Level 3.